Note 5 - Credit Assets, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Statement Line Items [Line Items]
Provision for (recovery of) credit losses			$ 899	$ 3,094
Loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance			7,279
Balance	$ 8,114	$ 6,037	8,114	6,037
Loans [member] | Provision for credit commitments [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	6,699	3,000	5,431	783
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(18)	981	1,250	3,198
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(18)	981	1,250	3,198
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	6,681	3,981	6,681	3,981
Loans [member] | Provision for credit commitments [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1,643	1,958	1,848	2,520
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(282)	450	(455)	165
Credit asset originations	125	501	404	512
Derecognitions and maturities	(55)	(752)	(300)	(782)
Provision for (recovery of) credit losses	(212)	200	(351)	(104)
Write-offs	0	(102)	(56)	(361)
Recoveries	0	0	0	0
Balance	1,433	2,056	1,433	2,056
Foreign currency impact	2	1	(8)	2
Loans [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance			4,679
Balance	4,011	4,434	4,011	4,434
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	3,243	2,360	3,187	783
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(375)	336	(319)	1,913
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(375)	336	(319)	1,913
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	2,868	2,696	2,868	2,696
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1,361	1,400	1,493	2,213
Transfer in (out) to Stage 1	(59)	(236)	(206)	(633)
Transfer in (out) to Stage 2	21	234	165	380
Transfer in (out) to Stage 3	0	0	1	0
Net remeasurement of loss allowance	(213)	15	(419)	(322)
Credit asset originations	74	501	278	541
Derecognitions and maturities	(43)	(77)	(107)	(91)
Provision for (recovery of) credit losses	(220)	438	(288)	(124)
Write-offs	0	(102)	(56)	(361)
Recoveries	0	0	0	0
Balance	1,143	1,738	1,143	1,738
Foreign currency impact	2	4	(6)	12
Loans [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance			426
Balance	304	399	304	399
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	64	611	72	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(50)	(529)	(58)	82
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(50)	(529)	(58)	82
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	14	82	14	82
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	281	557	354	306
Transfer in (out) to Stage 1	59	236	206	633
Transfer in (out) to Stage 2	(21)	(234)	(165)	(380)
Transfer in (out) to Stage 3	0	0	0	(43)
Net remeasurement of loss allowance	(68)	435	(35)	530
Credit asset originations	51	0	126	(29)
Derecognitions and maturities	(12)	(675)	(193)	(691)
Provision for (recovery of) credit losses	9	(238)	(62)	20
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	290	317	290	317
Foreign currency impact	0	(3)	(2)	(10)
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	3,799	1,204	3,799	1,204
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	3,392	29	2,172	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	407	1,174	1,627	1,203
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	407	1,174	1,627	1,203
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	3,799	1,203	3,799	1,203
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1	1	2	1
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	(1)	43
Net remeasurement of loss allowance	(1)	0	(1)	(43)
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(1)	0	(2)	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	0	1	0	1
Foreign currency impact	$ 0	$ 0	$ 0	$ 0